Supplemental Consolidated Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Pawn service charges receivable
Gross pawn service charges receivable	$ 37,175	$ 31,575
Allowance for uncollectible pawn service charges receivable	(10,720)	(9,949)
Pawn service charges receivable, net	26,455	21,626
Signature loan fees receivable
Gross signature loan fees receivable	5,839	6,144
Allowance for uncollectible signature loan fees receivable	(491)	(326)
Signature loan fees receivable, net	5,348	5,818
Auto title loan fees receivable
Auto Title Loan Fees Receivable Gross	1,507	1,721
Allowance for uncollectible auto title loan fees receivable	(80)	(105)
Auto title loan fees receivable, net	1,427	1,616
Inventory
Inventory, gross	99,854	77,211
Inventory reserves	(9,481)	(5,709)
Inventory, net	$ 90,373	$ 71,502	$ 64,001